Provisions - Provisions for Judicial Proceedings (Details) € in Millions, R$ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Other provisions	€ 2,574		€ 2,630
Current (see Note 15)	574		720
Non-current (see Note 12)	2,000		1,910
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,264	R$ 6,765	1,049	R$ 5,845
Brazil
Disclosure of other provisions [line items]
Other provisions	1,229		1,300
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	515		446		€ 340
Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	130		97
Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	229		214
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	329	R$ 1,761	336	R$ 1,869
Brazil | Judicial Proceedings
Disclosure of other provisions [line items]
Other provisions	544		607
Current (see Note 15)	14		106
Non-current (see Note 12)	531		501
Brazil | Judicial Proceedings | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	304		280
Brazil | Judicial Proceedings | Labor claims
Disclosure of other provisions [line items]
Other provisions	17		21
Brazil | Judicial Proceedings | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	161		248
Brazil | Judicial Proceedings | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	58		54
Brazil | Judicial Proceedings | Garnishments
Disclosure of other provisions [line items]
Other provisions	€ 4		€ 4